Related parties' transactions and balances	12 Months Ended
Dec. 31, 2025
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Related parties transactions and balances
Note 27. Related parties transactions and balances
Note 2.3 provides information on the Company’s structure.

(i)	Related parties transactions
Management personnel compensation
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company management personnel:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Share-based payment	48,149	28,776	18,618
Short-term benefits	22,099	20,861	13,959

Total compensation to management personnel	70,248	49,637	32,577

(ii)	Related parties balances
Related to the agreement mentioned in Note 18, as of December 31, 2024, the Company has granted an advanced to the VMOS S.A. of 4,741, booked under “Trade and other receivables” within the line “Balances with related parties” (Note 16).
As of December 31, 2025 and 2024, other than mentioned above, the Company carries no other balances with related parties.